Schedule of Other information Related to Leases (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating cash flows from operating leases	$ 11,315	$ 137,138
Cash paid for amounts included in the measurement of lease liabilities	$ 11,315	$ 137,138
Weighted average remaining lease term operating leases	8 months 12 days	8 months 12 days
Weighted average discount rate Operating leases	3.00%	3.00%